UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Falcon Point Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   July 25, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      126

Form 13F Information Table Value Total:      102,897 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE     SHARES          INV.  OTHER   VOTING
                            OF                X1000                     DISC  MGR     AUTH
                            CLASS                                       .
                                                                                      SOLE
24/7 Real Media Inc         COM    901314203   383       32,650    SH   Sole           32,650
AAR Corp.                   COM    000361105   1,259     38,129    SH   Sole           38,129
ADC Telecommunications,     COM    000886309   275       14,980    SH   Sole           14,980
Inc.
AMN Healthcare Services,    COM    001744101   898       40,814    SH   Sole           40,814
Inc.
Affiliated Managers Group   COM    008252108   1,222     9,492     SH   Sole           9,492
Alliance Data Systems       COM    018581108   1,304     16,873    SH   Sole           16,873
Allis-Chalmers Energy Inc.  COM    019645506   333       14,463    SH   Sole           14,463
Alltel Corp                 COM    020039103   399       5,900     SH   Sole           5,900
Amdocs Limited              COM    g02602103   1,290     32,396    SH   Sole           32,396
American Commercial Lines   COM    025195207   333       12,796    SH   Sole           12,796
American Oriental           COM    028731107   767       86,150    SH   Sole           86,150
Bioengineeri
Apollo Group Inc.           COM    037604105   321       5,500     SH   Sole           5,500
Aquantive Inc.              COM    03839g105   1,355     21,239    SH   Sole           21,239
Argon ST INC                COM    040149106   236       10,159    SH   Sole           10,159
Ball Corporation            COM    058498106   725       13,638    SH   Sole           13,638
Bookham Inc.                COM    09856e105   232       103,290   SH   Sole           103,290
Broadcom                    COM    111320107   424       14,500    SH   Sole           14,500
Brocade Comm Sys            COM    111621306   228       29,130    SH   Sole           29,130
C R A International, Inc.   COM    12618t105   1,196     24,823    SH   Sole           24,823
CBRE Realty Finance Inc     COM    12498b307   553       46,480    SH   Sole           46,480
Carrizo Oil & Gas Inc.      COM    144577103   660       15,918    SH   Sole           15,918
Cellcom Israel Ltd          COM    028668155   514       19,430    SH   Sole           19,430
Ceragon Networks Ltd        COM    011617352   916       80,250    SH   Sole           80,250
Chicago Bridge & Iron-NY    COM    167250109   1,242     32,920    SH   Sole           32,920
SHR
Chico's                     COM    168615102   500       20,530    SH   Sole           20,530
China Security &            COM    16942J105   607       40,050    SH   Sole           40,050
Surveillance
Comcast Corporation         COM    20030n101   501       17,800    SH   Sole           17,800
Comtech Group               COM    205821200   1,028     62,240    SH   Sole           62,240
Comverse Technology Inc.    COM    205862402   242       11,600    SH   Sole           11,600
Conceptus Inc               COM    206016107   292       15,059    SH   Sole           15,059
Covad Communications Group  COM    222814204   548       608,660   SH   Sole           608,660
Crown Holdings Inc.         COM    228368106   776       31,075    SH   Sole           31,075
Cypress Semiconductor       COM    232806109   975       41,843    SH   Sole           41,843
Corp.
D R S Technologies Inc.     COM    23330X100   347       6,051     SH   Sole           6,051
Dealertrack Holdings Inc    COM    242309102   2,215     60,112    SH   Sole           60,112
Durect Corp.                COM    266605104   829       215,242   SH   Sole           215,242
EBay Inc                    COM    278642103   496       15,420    SH   Sole           15,420
Equinix Inc                 COM    29444u502   274       3,000     SH   Sole           3,000
Ericsson Telephone Co. ADR  COM    294821608   595       14,920    SH   Sole           14,920
Flir Systems                COM    302445101   1,650     35,672    SH   Sole           35,672
General Cable Corp.         COM    369300108   1,441     19,026    SH   Sole           19,026
Gilead                      COM    375558103   546       14,070    SH   Sole           14,070
Google Inc. Class A         COM    38259p508   1,756     3,359     SH   Sole           3,359
Harmonic, Inc.              COM    413160102   260       29,280    SH   Sole           29,280
Heelys Inc                  COM    42279m107   277       10,711    SH   Sole           10,711
Hub Group, Inc.             COM    443320106   895       25,445    SH   Sole           25,445
Icon PLC - Sponsored ADR    COM    45103t107   1,273     29,094    SH   Sole           29,094
Informatica Corp.           COM    45666q102   328       22,202    SH   Sole           22,202
Interdigital                COM    45866A105   552       17,150    SH   Sole           17,150
Communications Co
Intermap Technologies Corp  COM    458977du6   488       86,720    SH   Sole           86,720
Intersil Holdings Corp.     COM    46069S109   828       26,310    SH   Sole           26,310
Invitrogen Corp             COM    46185r100   750       10,170    SH   Sole           10,170
Iris International Inc.     COM    46270w105   1,084     64,348    SH   Sole           64,348
Jacobs Engineering Group    COM    469814107   545       9,482     SH   Sole           9,482
Inc.
Kenexa Corp                 COM    488879107   914       24,234    SH   Sole           24,234
Level 3 Communications      COM    52729n100   845       144,504   SH   Sole           144,504
Lexington Realty Trust      COM    529043101   939       45,155    SH   Sole           45,155
Linear Technology Corp.     COM    535678106   264       7,300     SH   Sole           7,300
Luna Innovations            COM    550351100   396       90,616    SH   Sole           90,616
MPS Group, Inc.             COM    553409103   427       31,959    SH   Sole           31,959
Magma Design Automation     COM    559181102   526       37,448    SH   Sole           37,448
MetroPCS Communications,    COM    591708102   942       28,500    SH   Sole           28,500
INc.
Mid-America Apartment       COM    59522J103   765       14,570    SH   Sole           14,570
Communit
Mosys Inc                   COM    619718109   554       63,320    SH   Sole           63,320
NCI Buildings Systems       COM    628852105   359       7,272     SH   Sole           7,272
NII Holdings, Inc. - Class  COM    62913f201   2,222     27,517    SH   Sole           27,517
B
NXStage Medical Inc         COM    67072V103   273       21,090    SH   Sole           21,090
OpenTV Corp                 COM    g67543101   641       302,322   SH   Sole           302,322
Otelco Inc.                 COM    688823202   1,592     81,247    SH   Sole           81,247
Panera Bread Company        COM    69840w108   617       13,400    SH   Sole           13,400
Peabody Energy Corp         COM    704549104   408       8,430     SH   Sole           8,430
Pharm. Product              COM    717124101   1,078     28,178    SH   Sole           28,178
Physicians Formula          COM    719427106   278       17,707    SH   Sole           17,707
Holdings
Power Integrations, Inc.    COM    739276103   2,382     90,927    SH   Sole           90,927
Pozen                       COM    73941u102   254       14,071    SH   Sole           14,071
Priceline.com Inc.          COM    741503403   2,290     33,318    SH   Sole           33,318
Providence Service Corp     COM    743815102   507       18,965    SH   Sole           18,965
Qualcomm Inc.               COM    747525103   264       6,090     SH   Sole           6,090
Quest Software              COM    74834T103   655       40,476    SH   Sole           40,476
Reddy Ice Holdings, Inc.    COM    75734r105   1,192     41,810    SH   Sole           41,810
Rowan Companies, Inc.       COM    779382100   432       10,536    SH   Sole           10,536
Ruby Tuesday, Inc.          COM    781182100   274       10,403    SH   Sole           10,403
Semtech Corp.               COM    816850101   713       41,150    SH   Sole           41,150
Shanda Interactive Enter-   COM    81941q203   1,133     36,560    SH   Sole           36,560
ADR
Smith & Wesson              COM    831756101   1,094     65,307    SH   Sole           65,307
Smith Micro Software        COM    832154108   1,167     77,496    SH   Sole           77,496
Sterling Construction Co.   COM    859241101   283       13,379    SH   Sole           13,379
Synopsys Inc.               COM    871607107   1,281     48,485    SH   Sole           48,485
Tessera Technologies Inc.   COM    88164L100   436       10,762    SH   Sole           10,762
Transocean Inc              COM    2821287     836       7,891     SH   Sole           7,891
Trident Microsystems, Inc.  COM    895919108   335       18,230    SH   Sole           18,230
Tupperware Corp.            COM    899896104   1,111     38,650    SH   Sole           38,650
U-Store-It Trust            COM    91274f104   649       39,580    SH   Sole           39,580
UTI Worldwide               COM    G87210103   405       15,101    SH   Sole           15,101
Urban Outfitters Inc.       COM    917047102   668       27,786    SH   Sole           27,786
Urstadt Biddle Properties   COM    917286205   875       51,440    SH   Sole           51,440
Valspar Corp                COM    920355104   565       19,900    SH   Sole           19,900
Vasco Data Security         COM    92230y104   767       33,721    SH   Sole           33,721
Internatio
Verigy Ltd                  COM    Y93691106   1,081     37,785    SH   Sole           37,785
Visual Sciences, Inc.       COM    92845h108   1,748     113,009   SH   Sole           113,009
Volcom Inc.                 COM    92864n101   582       11,614    SH   Sole           11,614
Website Pros Inc.           COM    94769v105   452       47,978    SH   Sole           47,978
Yahoo! Inc.                 COM    984332106   458       16,900    SH   Sole           16,900
Zebra Technologies Corp.    COM    989207105   1,124     29,004    SH   Sole           29,004
iBasis                      COM    450732201   242       24,100    SH   Sole           24,100
iRobot Corp                 COM    462726100   365       18,400    SH   Sole           18,400
Lasalle Hotel Properties    PRD    517942504   1,275     50,000    SH   Sole           50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8   1,016               PRN  Sole
6.50%                       D                           1,000,000                     1,000,000
Charles River 2.875%        CVBON  159852AA0   1,030     750,000   PRN  Sole           750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9   1,038               PRN  Sole
                            D                           1,050,000                     1,050,000
Durect Corp                 CVBON  266605AB0   1,289               PRN  Sole
                            D                           1,000,000                     1,000,000
Emcore Corp 5.5% 5/15/2011  CVBON  290846AC8   548       500,000   PRN  Sole           500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9   1,557               PRN  Sole
                            D                           1,769,000                     1,769,000
Level 3 Comm Inc. 6% due    CVBON  52729NAS9   959                 PRN  Sole
3/15/                       D                           1,000,000                     1,000,000
QLT Inc Due: 9/15/23 3%     CVBON  746927AB8   431       450,000   PRN  Sole           450,000
                            D
Richardson Electronics 7    CVBON  763165AD9   1,439               PRN  Sole
3/4%                        D                           1,425,000                     1,425,000
Sonic Automotive 5.25%      CVBON  83545GAE2   980                 PRN  Sole
                            D                           1,000,000                     1,000,000
Standard Motor Products     CVBON  853666AB1   990                 PRN  Sole
6.75%                       D                           1,000,000                     1,000,000
Carriage Service Cap        CVPFD  14444t309   1,265     30,125    SH   Sole           30,125
Continental Air 6%          CVPFD  210796306   1,174     30,000    SH   Sole           30,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401   1,363     23,700    SH   Sole           23,700
due
Felcor Lodging              CVPFD  31430f200   1,224     48,200    SH   Sole           48,200
Newell Rubbermaid QUIPS     CVPFD  651195307   1,487     30,200    SH   Sole           30,200
Quadramed Corp 5.5%         CVPFD  74730W408   1,485     55,000    SH   Sole           55,000
Six Flags 7.25% 8/15/09     CVPFD  83001p505   1,078     45,000    SH   Sole           45,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306   647       13,166    SH   Sole           13,166



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